Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of loans, by loan type
Total loans	$ 6,561,289	$ 6,348,172
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	3,305,124	3,322,668
Real estate - mortgage
Summary of loans, by loan type
Total loans	1,173,101	1,133,525
Commercial Real Estate:Other Construction and Land Development
Summary of loans, by loan type
Total loans	1,886,231	1,683,550
Consumer
Summary of loans, by loan type
Total loans	46,316	49,543
Foreign
Summary of loans, by loan type
Total loans	$ 150,517	$ 158,886